Investment in Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Trading securities	¥ 33,041	¥ 12,817
Available-for-sale securities	757,299	886,487
Held-to-maturity securities	89,451	43,830
Other securities	213,877	204,256
Total	¥ 1,093,668	¥ 1,147,390